OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

VISTA POINT ASSETS LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001802711

VISTA POINT SECURITIZATION TRUST 2026-CES2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jim Malloy, (949) 333-3326

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G/A which amends the Form ABS-15G filed by Vista Point Assets LLC on April 17, 2026 (the “Original Filing”). Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Original Filing and is being filed to replace in its entirety the reports attached to the Original Filing as (i) 99.2 – Clarifii LLC (“Clarifii”) Executive Summary and (ii) 99.2, Schedule 4 – Clarifii Rating Agency Grades Summary Report. With respect to the mortgage loans identified below (the “Updated Property Grade Loans”), 99.2, Schedule 4 – Clarifii Rating Agency Grades Summary Report was updated to change the “Final Property Loan Grades DBRS”, “Final Property Loan Grades S&P” and “Final Property Loan Grades Kroll” from “A” to “N/A”. 99.2, Schedule 4 – Clarifii Rating Agency Grades Summary Report was further updated to change all Moody’s grades to “N/A”. The chart entitled “Final Property Valuation Grade Results” in 99.2 – Clarifii LLC (“Clarifii”) Executive Summary was updated to reflect the updated grading of the Updated Property Grade Loans.

Updated Property Grade Loans:

87730933

85860368

82660175

86558153

81419688

89005118

83113568

80013901

81051363

87579069

82165009

82509642

86035475

80616785

87569240

85127452

87573298

82178877

87507336

82407192

86413740

85092407

88038417

82597614

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VISTA POINT ASSETS LLC

Date: April 23, 2026

By: /s/ Jim Malloy

Name: Jim Malloy

Title: Chief Operating Officer

EXHIBIT INDEX

Exhibit Number

99.2       Clarifii LLC (“Clarifii”) Executive Summary

Schedule 4 - Clarifii Rating Agency Grades Summary Report